Payden Emerging Markets Local Bond Fund
1
Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (96%)
Argentina (ARS) (0%
)
8,765,600 YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b) $ 80
Brazil (BRL) (6%
)
3,500,000 Brazil Letras do Tesouro Nacional , 11.82%,
7/01/23 BRL (b)(c) 561
10,100,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/25 BRL (b) 1,851
1,600,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 281
2,693
China (CNY) (10%
)
6,650,000 China Government Bond , 1.99%, 4/09/25
CNY (b) 1,033
8,250,000 China Government Bond , 2.85%, 6/04/27
CNY (b) 1,317
5,100,000 China Government Bond , 3.02%, 10/22/25
CNY (b) 819
6,230,000 China Government Bond Series 1906, 3.29%,
5/23/29 CNY (b) 1,017
4,186
Colombia (COP) (5%
)
1,873,549,560 Colombian TES , 3.30%, 3/17/27 COP (b) 483
778,000,000 Colombian TES Series B, 6.00%, 4/28/28
COP (b) 172
1,410,000,000 Colombian TES Series B, 7.50%, 8/26/26
COP (b) 345
1,787,000,000 Colombian TES Series B, 10.00%, 7/24/24
COP (b) 478
445,000,000 Empresas Publicas de Medellin ESP 144A,
7.63%, 9/10/24 COP (a)(b) 109
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (a)(b) 331
1,585,000,000 Financiera de Desarrollo Territorial SA Findeter
144A, 7.88%, 8/12/24 COP (a)(b) 392
2,310
Czech Republic (CZK) (2%
)
14,430,000 Czech Republic Government Bond Series 105,
2.75%, 7/23/29 CZK (b) 640
Dominica Republic (DOP) (1%
)
13,900,000 Dominican Republic International Bond 144A,
9.75%, 6/05/26 DOP (a)(b) 265
Ghana (USD) (1%
)
360,000 Ghana Government International Bond 144A,
7.75%, 4/07/29 (a) 284
Hungary (HUF) (2%
)
139,000,000 Hungary Government Bond Series 30/A, 3.00%,
8/21/30 HUF (b) 382
124,000,000 Hungary Government Bond Series 31/A, 3.25%,
10/22/31 HUF (b) 342
20,000,000 Hungary Government Bond Series 25/B, 5.50%,
6/24/25 HUF (b) 65
789
Indonesia (IDR) (3%
)
7,700,000,000 Indonesia Treasury Bond Series FR64, 6.13%,
5/15/28 IDR (b) 539
10,000,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 IDR (b) 697
Principal
or Shares Security Description
Value
(000)
2,630,000,000 Indonesia Treasury Bond Series FR68, 8.38%,
3/15/34 IDR (b) $ 205
1,441
Ivory Coast (EUR) (0%
)
185,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(b) 196
Kazakhstan (KZT) (2%
)
313,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(b) 708
Luxembourg (BRL) (1%
)
1,962,858 Swiss Insured Brazil Power Finance Sarl 144A,
9.85%, 7/16/32 BRL (a)(b) 352
Malaysia (MYR) (6%
)
2,500,000 Malaysia Government Bond Series 0219, 3.89%,
8/15/29 MYR (b) 605
2,350,000 Malaysia Government Bond Series 0417, 3.90%,
11/16/27 MYR (b) 574
1,870,000 Malaysia Government Bond Series 0316, 3.90%,
11/30/26 MYR (b) 459
955,000 Malaysia Government Bond Series 0311, 4.39%,
4/15/26 MYR (b) 239
2,620,000 Malaysia Government Bond Series 0317, 4.76%,
4/07/37 MYR (b) 675
2,552
Mexico (MXN) (9%
)
72,300 America Movil SAB de CV , 6.45%, 12/05/22
MXN (b) 348
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 248
19,400,000 Mexican Bonos Series M 20, 7.50%, 6/03/27
MXN (b) 938
15,100,000 Mexican Bonos Series M, 8.00%, 11/07/47
MXN (b) 733
3,100,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (b) 158
7,900,000 Mexican Bonos Series M 30, 10.00%, 11/20/36
MXN (b) 458
12,327,182 Mexican Udibonos Series S, 3.50%, 11/16/23
MXN (b) 599
6,900,000 Petroleos Mexicanos 13-2, 7.19%, 9/12/24
MXN (b) 318
3,800
Nigeria (USD) (0%
)
205,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 206
Oman (USD) (1%
)
200,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (a) 228
Peru (PEN) (5%
)
2,520,000 Banco de Credito del Peru 144A, 4.65%,
9/17/24 PEN (a)(b) 633
2,545,000 Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24
PEN (a)(b) 678
3,136,000 Peru Government Bond , 5.35%, 8/12/40
PEN (b) 689
1,185,000 Peru Government Bond , 5.40%, 8/12/34
PEN (b) 279
2,279

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Philippines (PHP) (1%
)
17,000,000 Philippine Government International Bond ,
6.25%, 1/14/36 PHP (b) $ 370
Poland (PLN) (0%
)
645,000 Republic of Poland Government Bond Series
0726, 2.50%, 7/25/26 PLN (b) 149
Romania (RON) (1%
)
2,155,000 Romania Government Bond Series 15Y, 3.65%,
9/24/31 RON (b) 423
770,000 Romania Government Bond Series 15YR,
5.80%, 7/26/27 RON (b) 182
605
Russian Federation (RUB) (9%
)
26,000,000 Russian Federal Bond - OFZ Series 6234, 4.50%,
7/16/25 RUB (b) 289
45,150,000 Russian Federal Bond - OFZ Series 6224, 6.90%,
5/23/29 RUB (b) 511
14,100,000 Russian Federal Bond - OFZ Series 6215, 7.00%,
8/16/23 RUB (b) 176
99,775,000 Russian Federal Bond - OFZ Series 6212, 7.05%,
1/19/28 RUB (b) 1,155
34,000,000 Russian Federal Bond - OFZ Series 6229, 7.15%,
11/12/25 RUB (b) 409
23,000,000 Russian Federal Bond - OFZ Series 6221, 7.70%,
3/23/33 RUB (b) 267
67,770,000 Russian Federal Bond - OFZ Series 6207, 8.15%,
2/03/27 RUB (b) 837
3,644
Senegal (USD) (1%
)
205,000 Senegal Government International Bond 144A,
6.25%, 5/23/33 (a) 207
South Africa (ZAR) (10%
)
35,800,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (b) 1,558
4,600,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (b) 276
17,380,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 963
27,700,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) 1,516
4,313
South Korea (MXN) (1%
)
5,000,000 Export-Import Bank of Korea Series 19, 7.93%,
7/30/26 MXN (b) 242
Thailand (THB) (4%
)
14,300,000 Thailand Government Bond , 3.30%, 6/17/38
THB (b) 461
39,700,000 Thailand Government Bond , 3.65%, 6/20/31
THB (b) 1,346
1,807
Turkey (TRY) (0%
)
1,750,000 Turkey Government Bond , 7.10%, 3/08/23
TRY (b) 116
1,020,000 Turkey Government Bond , 11.00%, 3/02/22
TRY (b) 77
193
Principal
or Shares Security Description
Value
(000)
Ukraine (USD) (0%
)
205,000 Ukraine Government International Bond 144A,
6.88%, 5/21/29 (a) $ 173
United Kingdom (EGP) (1%
)
3,510,000 HSBC Bank PLC 144A, 14.35%, 7/16/25
EGP (a)(b) 224
4,800,000 HSBC Bank PLC 144A, 14.56%, 10/18/27
EGP (a)(b) 307
531
United Kingdom (IDR) (4%
)
8,600,000,000 Standard Chartered Bank 144A, 6.50%, 2/20/31
IDR (a)(b) 599
5,000,000,000 Standard Chartered Bank 144A, 8.25%, 5/19/36
IDR (a)(b) 386
7,700,000,000 Standard Chartered Bank 144A, 8.38%, 3/17/34
IDR (a)(b) 601
1,586
United Kingdom (ZMW) (0%
)
4,530,000 Standard Chartered Bank 144A, 15.00%,
11/19/26 ZMW (a)(b) 204
United States (EGP) (3%
)
4,000,000 Citigroup Global Markets , 12.09%, 1/08/25
EGP (c) 254
14,000,000 Citigroup Global Markets Holdings Inc. 144A,
12.73%, 2/17/22 EGP (a)(b)(c) 888
1,142
United States (IDR) (4%
)
2,200,000,000 JPMorgan Chase Bank N.A. 144A, 7.50%,
4/18/40 IDR (a)(b) 161
11,894,000,000 JPMorgan Chase Bank N.A. 144A, 9.50%,
7/17/31 IDR (a)(b) 987
4,400,000,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A, 8.38%, 3/17/34 IDR (a)(b) 344
1,492
United States (UAH) (1%
)
8,500,000 Citigroup Global Markets Holdings Inc. 144A,
13.41%, 10/17/22 UAH (a)(b) 301
Uruguay (UYU) (1%
)
8,877,022 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (b) 232
7,920,210 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (b) 215
447
Uzbekistan (UZS) (1%
)
2,960,000,000 Republic of Uzbekistan International Bond
144A, 14.00%, 7/19/24 UZS (a)(b) 279
Total Bonds
(Cost - $45,888) 40,694
Investment Company (2%)
808,157 Payden Cash Reserves Money Market Fund*
(Cost - $808)  808
Total Investments (Cost - $46,696)  (98%)
41,502
Other Assets, net of Liabilities ( 2% )
679
Net Assets (100%)
$ 42,181
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.

(b) Principal in foreign currency. (c) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 16,083
USD  2,813 BNP PARIBAS 03/16/2022 $ 180
CLP 1,180,200
USD  1,392 BNP PARIBAS 04/13/2022 67
CZK 9,680
USD  435 Barclays Bank PLC 02/24/2022 11
CZK 1,280
USD  59 HSBC Bank USA, N.A. 02/24/2022 –
HUF 137,500
USD  427 BNP PARIBAS 03/22/2022 6
MXN 12,680
USD  585 BNP PARIBAS 03/14/2022 26
MXN 9,370
USD  450 HSBC Bank USA, N.A. 03/14/2022 1
MYR 11,653
USD  2,728 Barclays Bank PLC 02/11/2022 55
RUB 3,600
USD  44 HSBC Bank USA, N.A. 05/18/2022 1
THB 1,970
USD  58 Barclays Bank PLC 02/10/2022 1
USD 171
THB  5,700 Barclays Bank PLC 02/10/2022 –
USD 710
THB  23,560 Barclays Bank PLC 02/10/2022 3
USD 955
MYR  3,991 Barclays Bank PLC 02/11/2022 2
USD 107
COP  408,000 Barclays Bank PLC 02/18/2022 4
USD 2,491
COP  9,594,000 Barclays Bank PLC 02/18/2022 66
USD 339
EUR  287 Barclays Bank PLC 03/17/2022 16
USD 653
EUR  561 Barclays Bank PLC 03/17/2022 22
USD 336
MXN  6,930 BNP PARIBAS 03/14/2022 2
USD 901
EUR  792 BNP PARIBAS 03/17/2022 10
USD 861
EUR  731 BNP PARIBAS 03/17/2022 39
USD 115
PLN  469 BNP PARIBAS 03/23/2022 1
USD 304
TRY  2,887 HSBC Bank USA, N.A. 02/24/2022 89
USD 222
MXN  4,600 HSBC Bank USA, N.A. 03/14/2022 –
USD 1,000
RUB  78,290 HSBC Bank USA, N.A. 05/18/2022 16
USD 148
CNH  949 HSBC Bank USA, N.A. 05/23/2022 –
ZAR 8,920
USD  573 BNP PARIBAS 02/14/2022 6
ZAR 540
USD  34 Citibank, N.A. 02/14/2022 1
625
Liabilities:
COP 1,538,000 USD  408 Barclays Bank PLC 02/18/2022 (19)
COP 514,000 USD  132 Barclays Bank PLC 02/18/2022 (3)
COP 5,329,000 USD  1,364 Citibank, N.A. 02/18/2022 (17)
CZK 34,660 USD  1,607 Barclays Bank PLC 02/24/2022 (11)
EUR 351 USD  408 BNP PARIBAS 03/17/2022 (14)
EUR 1,094 USD  1,251 HSBC Bank USA, N.A. 03/17/2022 (21)
HUF 220,800 USD  699 HSBC Bank USA, N.A. 03/22/2022 (5)
IDR 662,000 USD  46 Barclays Bank PLC 05/19/2022 –
INR 24,030 USD  319 Barclays Bank PLC 04/21/2022 –
MYR 444 USD  106 Barclays Bank PLC 02/11/2022 –
PLN 12,158 USD  3,047 BNP PARIBAS 03/23/2022 (80)
RON 1,952 USD  443 BNP PARIBAS 04/12/2022 (2)
THB 118,110 USD  3,555 Barclays Bank PLC 02/10/2022 (7)
TRY 5,256 USD  573 Barclays Bank PLC 02/24/2022 (183)
USD 457 MYR  1,924 Barclays Bank PLC 02/11/2022 (2)
USD 341 PHP  17,710 Barclays Bank PLC 04/21/2022 (5)
USD 953 PEN  3,711 Barclays Bank PLC 04/26/2022 (4)
USD 127 IDR  1,846,000 Barclays Bank PLC 05/19/2022 –
USD 1,224 THB  40,770 BNP PARIBAS 02/10/2022 (1)
USD 985 ZAR  15,480 BNP PARIBAS 02/14/2022 (20)
USD 179 CZK  3,960 BNP PARIBAS 02/24/2022 (3)
USD 460 HUF  147,800 BNP PARIBAS 03/22/2022 (4)
USD 587 CLP  498,432 BNP PARIBAS 04/13/2022 (30)
USD 274 ZAR  4,280 Citibank, N.A. 02/14/2022 (4)
USD 50 COP  199,000 Citibank, N.A. 02/18/2022 –

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 563 BRL  3,186 Citibank, N.A. 03/16/2022 $ (30)
USD 596 CZK  13,110 HSBC Bank USA, N.A. 02/24/2022 (8)
USD 605 MXN  13,430 HSBC Bank USA, N.A. 03/14/2022 (41)
USD 1,481 BRL  8,162 HSBC Bank USA, N.A. 03/16/2022 (39)
(553)
Net Unrealized Appreciation (Depreciation)
$ 72